Pioneer AMT-Free
Municipal Fund

Schedule	of Investments | September 30, 2021

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Schedule of Investments | 9/30/21 (unaudited)

Principal Amount USD ($)			Value
		UNAFFILIATED ISSUERS - 96.5%
		ASSET BACKED SECURITY - 0.1% of Net Assets
1,919,289		New York State Housing Finance Agency, 1.65%, 5/15/39 (FNMA Insured)	$1,872,577
		TOTAL ASSET BACKED SECURITY
		(Cost $1,919,289)	$1,872,577
		MUNICIPAL BONDS - 91.6% of Net Assets(a)
		Arizona - 0.0%†
135,000	(b)	City of Mesa, Utility System Revenue, 3.25%, 7/1/29	$145,788
9,000		County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,139
		Total Arizona	$154,927
		California - 6.5%
10,000,000	(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$8,508,400
16,695,000	(c)(d)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	12,692,708
36,350,000	(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	3,246,418
2,985,000		California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	4,495,261
6,400,000		California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	9,543,104
7,000,000		City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,727,860
5,000,000	(e)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	6,193,750
6,000,000		Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	6,145,920
3,000,000		Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	4,388,220
2,180,000	(e)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,682,686
5,000,000	(e)	San Diego Unified School District, Series R2, 0.0%, 7/1/40	5,692,000
3,500,000		San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	4,158,945
7,000,000	(e)	State of California, 3.0%, 10/1/49	7,639,520
7,130,000		University of California, 4.0%, 5/15/41	8,536,678
10,000,000		University of California, 4.0%, 5/15/47	11,713,200
5,000,000		University of California, Series AV, 5.0%, 5/15/35	6,098,300
		Total California	$109,462,970
		Colorado - 1.5%
6,265,000		Board of Water Commissioners City & County of Denver, 4.0%, 9/15/34	$7,671,618
5,000,000		Metro Wastewater Reclamation District, 2.5%, 4/1/45	5,150,850
5,000,000		University of Colorado, Series A-2, 4.0%, 6/1/38	5,785,750
5,000,000		University of Colorado, Series A-2, 4.0%, 6/1/39	5,772,050
		Total Colorado	$24,380,268
		Connecticut - 0.3%
3,000,000	(e)	Metropolitan District, 3.0%, 3/1/29	$3,144,600
2,000,000		Mohegan Tribal Finance Authority, Connecticut Tribal Economic Development, 7.0%, 2/1/45 (144A)	2,111,300
		Total Connecticut	$5,255,900
		District of Columbia - 1.1%
10,000,000		District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,226,600
84,000,000	(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	8,326,080
		Total District of Columbia	$18,552,680
		Florida - 9.2%
2,935,000		Broward County FL Water & Sewer Utility Revenue, 3.0%, 10/1/41	$3,213,238
5,000,000		Central Florida Expressway Authority, 2.125%, 7/1/36 (AGM Insured)	5,015,100
1,000,000		Central Florida Expressway Authority, 5.0%, 7/1/39	1,205,280
2,000,000		Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,415,480
2,615,000		City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	3,057,380
6,145,000		County of Hillsborough FL, 3.0%, 8/1/41	6,627,751
5,375,000		County of Hillsborough FL Utility Revenue, 3.0%, 8/1/36	5,889,011
4,500,000		County of Hillsborough, Utility Revenue, 3.0%, 8/1/37	4,819,500
2,360,000	(e)	County of Miami-Dade FL, 4.0%, 7/1/38	2,807,574
2,455,000	(e)	County of Miami-Dade FL, 4.0%, 7/1/39	2,911,826
10,000,000		County of Miami-Dade FL Water & Sewer System Revenue, 3.0%, 10/1/49	10,561,500
18,500,000		County of Miami-Dade FL Water & Sewer System Revenue, 4.0%, 10/1/49	21,234,855
2,500,000		County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,595,375
4,645,000		County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,810,083
20,000,000		Hillsborough County Industrial Development Authority, 3.5%, 8/1/55	21,871,600
6,850,000		JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,942,781
3,595,000	(e)	State of Florida, 2.0%, 7/1/33	3,730,783
16,500,000		State of Florida Department of Transportation Turnpike System Revenue, 3.0%, 7/1/49	17,766,045
10,000,000		State of Florida Department of Transportation Turnpike System Revenue, 4.0%, 7/1/39	11,626,400
4,645,000	(e)	State of Florida, Department Transportation Right of Way, 3.25%, 7/1/37	5,117,443
7,660,000	(e)	State of Florida, Department Transportation Right of Way, 4.0%, 7/1/39	9,007,394
		Total Florida	$154,226,399
		Georgia - 3.4%
1,500,000		Brookhaven Development Authority, 3.0%, 7/1/46	$1,585,230
4,800,000		Brookhaven Development Authority, 4.0%, 7/1/44	5,537,328
12,000,000		Brookhaven Development Authority, 4.0%, 7/1/49	13,815,240
10,000,000		County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	9,847,200
2,040,000	(e)	County of Fulton, Library Bond, 3.25%, 7/1/37	2,232,127
2,870,000	(e)	County of Fulton, Library Bond, 3.5%, 7/1/39	3,169,628

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Georgia - (continued)
4,790,000	(e)	County of Fulton, Library Bond, 4.0%, 7/1/40	$5,466,156
4,000,000		Forsyth County Water & Sewerage Authority, 3.0%, 4/1/44	4,317,520
2,000,000		Main Street Natural Gas, Inc., Series A, 4.0%, 5/15/39	2,272,020
5,000,000		Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	5,515,250
2,750,000		Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	2,973,190
		Total Georgia	$56,730,889
		Illinois - 1.9%
1,000,000		Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	$1,130,900
1,500,000		Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,775,910
5,000,000	(b)	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,562,700
1,500,000		Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,741,005
2,175,000		Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,520,195
3,000,000		Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,425,550
8,540,000		Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	10,294,799
1,000,000		Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,200,850
3,140,000	(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.0%, 7/1/26	3,712,045
		Total Illinois	$31,363,954
		Indiana - 0.2%
3,000,000		Indiana University, Series A, 4.0%, 6/1/42	$3,294,090
		Total Indiana	$3,294,090
		Louisiana - 0.1%
400,000	(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	$412,420
500,000	(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	515,795
		Total Louisiana	$928,215
		Maine - 0.3%
1,000,000		Maine Turnpike Authority, 3.0%, 7/1/40	$1,089,540
1,250,000		Maine Turnpike Authority, 4.0%, 7/1/45	1,461,138
2,745,000		University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,148,158
		Total Maine	$5,698,836
		Maryland - 3.4%
900,000	(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	$537,750
400,000	(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	239,000
10,000,000		State of Maryland Department of Transportation, 5.0%, 10/1/35	13,070,900
3,745,000		University System of Maryland, 4.0%, 4/1/41	4,497,071
5,480,000		University System of Maryland, 4.0%, 4/1/44	6,527,557
6,165,000		Washington Suburban Sanitary Commission, 3.0%, 6/1/45 (CNTY GTD Insured)	6,646,117
6,000,000		Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	6,437,220
5,175,000		Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/35 (CNTY GTD Insured)	5,544,650
5,180,000		Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.0%, 6/1/37 (CNTY GTD Insured)	5,535,503
3,880,000		Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/43 (CNTY GTD Insured)	4,148,574
3,735,000		Washington Suburban Sanitary Commission, Consolidated Public Improvement, Second Series, 4.0%, 6/1/44 (CNTY GTD Insured)	3,990,511
		Total Maryland	$57,174,853
		Massachusetts - 17.6%
3,485,000	(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/37	$4,053,961
3,485,000	(e)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.0%, 11/15/38	4,049,500
1,475,000	(e)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,601,245
1,520,000	(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,657,408
1,565,000	(e)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,703,941
1,055,000	(e)	City of Beverly, 3.125%, 10/15/39	1,129,177
5,075,000	(e)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	5,352,856
1,860,000	(e)	City of Revere MA, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	1,846,515
2,000,000	(e)	City of Revere MA, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	2,001,420
4,875,000	(e)	City of Somerville MA, 2.125%, 10/15/40	4,886,798
4,980,000	(e)	City of Somerville MA, 2.125%, 10/15/41	4,967,052
5,000,000	(e)	City of Waltham MA, 2.5%, 10/15/50	5,065,900
15,000,000	(e)	Commonwealth of Massachusetts, 2.75%, 3/1/50	15,362,700
5,000,000	(e)	Commonwealth of Massachusetts, 3.0%, 3/1/49	5,293,650
1,300,000	(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,337,830
1,300,000	(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,334,229
1,300,000	(e)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,332,331
7,345,000		Dennis-Yarmouth Regional School District, 2.375% 10/01/51	6,998,169
2,750,000		Massachusetts Bay Transportation Authority, 5.0%, 7/1/34	3,573,130
7,175,000	(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,430,953
5,000,000	(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	4,640,200
1,000,000		Massachusetts Development Finance Agency, 3.0%, 10/1/45 (AGM Insured)	1,064,440
3,000,000	(g)	Massachusetts Development Finance Agency, 5.0%, 7/1/50	3,891,210
4,200,000		Massachusetts Development Finance Agency, Agency Williams College, Series P, 5.0%, 7/1/43	4,503,702
1,500,000		Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,759,470
1,000,000		Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	1,000,000
4,000,000		Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	4,313,920
12,690,000		Massachusetts Development Finance Agency, Broad Institute, 4.0%, 4/1/41	14,610,632

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Massachusetts - (continued)
2,000,000		Massachusetts Development Finance Agency, Broad Institute, 5.0%, 4/1/37	$2,432,940
5,000,000		Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,726,100
25,865,000		Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	38,040,431
2,500,000		Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	2,556,425
4,000,000		Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,211,240
400,000		Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	407,740
500,000		Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	508,845
2,000,000		Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,059,060
450,000		Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	494,307
2,700,000		Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,920,050
8,000,000		Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	9,295,520
5,000,000		Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,770,750
125,000	(b)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	143,123
875,000		Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	960,916
6,600,000		Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,412,292
4,080,000	(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,914,956
835,000		Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	1,014,199
1,000,000		Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,208,290
500,000		Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	600,310
2,500,000		Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,540,500
1,250,000		Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,296,013
16,950,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	24,085,950
2,000,000		Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,048,480
1,000,000	(b)	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,036,160
1,000,000	(b)	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,036,160
1,000,000		Massachusetts Port Authority, Series C, 5.0%, 7/1/33	1,115,110
2,000,000		Massachusetts School Building Authority, 3.0%, 8/15/38	2,185,500
2,500,000		Massachusetts School Building Authority, 4.0%, 8/15/40	2,975,775
2,420,000		Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,684,958
4,000,000	(e)	Town of Hingham MA, 2.0%, 2/15/40	4,068,280
1,000,000	(e)	Town of Hingham MA, 3.0%, 2/15/36	1,093,380
1,600,000	(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/36	1,760,368
1,150,000	(e)	Town of Lexington, Municipal Purpose Loan, 3.125%, 2/1/37	1,263,080
1,635,000	(e)	Town of Lexington, Municipal Purpose Loan, 3.25%, 2/1/38	1,805,972
1,305,000	(e)	Town of Nantucket, 2.0%, 12/15/27	1,388,898
5,000,000	(e)	Town of Natick, Municipal Purpose Loan, 4.0%, 7/15/37	5,617,300
1,955,000	(e)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	2,013,161
2,000,000	(e)	Town of Plymouth, Municipal Purpose Loan, 3.0%, 5/1/31	2,183,380
1,535,000	(e)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,669,481
1,265,000	(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,336,650
3,500,000	(e)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,768,135
4,160,000	(e)	Town of Stoughton, Municipal Purpose Loan, 3.0%, 10/15/37	4,498,499
1,000,000	(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,095,020
4,000,000	(e)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,370,480
2,370,000	(e)	Town of Weymouth MA, 2.0%, 8/15/41	2,246,689
4,500,000	(b)(e)	Town of Wilmington, School, 4.0%, 3/15/37	4,573,620
2,500,000	(b)	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,629,900
		Total Massachusetts	$296,826,732
		Michigan - 0.6%
10,000,000		Michigan State Building Authority, 3.0%, 10/15/45	$10,719,700
		Total Michigan	$10,719,700
		Minnesota - 1.8%
5,000,000		City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	$5,709,750
3,000,000		City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	3,927,480
5,350,000		City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	8,161,907
7,600,000	(e)	State of Minnesota, 2.0%, 8/1/34	7,760,968
3,000,000	(e)	State of Minnesota, Series B, 3.0%, 10/1/36	3,256,950
1,000,000		University of Minnesota, Series B, 4.0%, 1/1/29	1,071,640
860,000		University of Minnesota, Series B, 4.0%, 1/1/30	919,417
		Total Minnesota	$30,808,112
		Missouri - 0.6%
2,500,000		Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,853,150
4,000,000		Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,259,000

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Missouri - (continued)
2,000,000		Missouri Development Finance Board, City of Independence-Annual Appropiation Sewer System, 5.25%, 11/1/42	$2,170,260
		Total Missouri	$9,282,410
		Nebraska - 0.1%
2,000,000	(b)	University of Nebraska, University Nebraska Lincoln Student, Series A, 3.0%, 7/1/35	$2,233,000
		Total Nebraska	$2,233,000
		New Hampshire - 0.4%
2,000,000	(e)	City of Manchester NH, 2.0%, 6/15/33	$2,063,540
4,000,000		New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	4,407,760
		Total New Hampshire	$6,471,300
		New Jersey - 0.1%
1,640,000	(e)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	$1,719,458
		Total New Jersey	$1,719,458
		New York - 7.5%
1,745,000	(e)	Massapequa Union Free School District, 2.0%, 10/1/32 (ST AID WITHHLDG Insured)	$1,792,289
1,785,000	(e)	Massapequa Union Free School District, 2.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,829,250
5,000,000		New York City Housing Development Corp., 2.75%, 2/1/51	4,902,500
12,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 4.0%, 11/1/34	14,423,640
40,000,000	(c)	New York Counties Tobacco Trust IV, 6/1/60	2,569,200
10,000,000		New York State Dormitory Authority, 3.0%, 3/15/42	10,647,000
5,000,000		New York State Dormitory Authority, 4.0%, 3/15/35	5,933,200
6,885,000		New York State Dormitory Authority, 5.0%, 10/1/50	10,570,541
10,000,000		New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	15,110,500
5,515,000		New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,903,642
4,500,000		New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	5,161,995
1,000,000		New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,173,720
3,250,000		New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	4,868,825
5,000,000		New York State Thruway Authority, 4.0%, 3/15/38	5,932,850
10,000,000		New York State Thruway Authority, 4.0%, 3/15/47	11,571,300
5,000,000		New York State Urban Development Corp., 3.0%, 3/15/49	5,347,050
10,000,000		New York State Urban Development Corp., 4.0%, 3/15/41	11,544,100
1,500,000		Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,722,525
4,935,000	(e)	Port Chester-Rye Union Free School District, 2.0%, 6/1/36 (ST AID WITHHLDG Insured)	4,848,144
		Total New York	$125,852,271
		North Carolina - 2.0%
3,250,000		City of Charlotte NC Water & Sewer System Revenue, 2.25%, 7/1/50	$3,084,282
3,000,000		City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	3,244,950
5,000,000		City of Fayetteville, Public Works Commission Revenue, 4.0%, 3/1/44	5,747,800
10,000,000		North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	11,626,500
9,615,000	(e)	State of North Carolina, St. Public Improvement Connecourt, Series A, 3.0%, 6/1/35	10,506,407
		Total North Carolina	$34,209,939
		Ohio - 0.3%
800,000		County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	$801,128
3,500,000		Ohio Water Development Authority Water Pollution Control Loan Fund, 4.0%, 12/1/38	4,242,735
		Total Ohio	$5,043,863
		Oklahoma - 0.1%
1,395,000		McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$1,457,049
		Total Oklahoma	$1,457,049
		Oregon - 2.6%
1,800,000		City of Portland, Sewer System Revenue, First Lien, Series A, 2.0%, 6/15/29	$1,884,060
5,000,000	(e)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH BD GTY Insured)	5,728,200
3,000,000	(b)(e)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH BD GTY Insured)	3,133,890
15,000,000		Medford Hospital Facilities Authority, 3.0%, 8/15/50 (AGM Insured)	15,592,650
2,000,000	(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,767,020
2,000,000	(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,720,380
1,715,000	(c)(e)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,432,591
2,000,000		Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,384,640
1,500,000		Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,778,685
7,030,000	(e)	State of Oregon, Series J, 5.0%, 8/1/42	8,550,589
		Total Oregon	$43,972,705
		Pennsylvania - 5.5%
825,000		Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$955,969
175,000		Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	201,852
10,000,000	(e)	Commonwealth of Pennsylvania, 4.0%, 5/1/32	12,084,900
4,095,000		Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,212,322
3,725,000		Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	4,215,396
5,385,000		Pennsylvania Higher Educational Facilities Authority, 3.0%, 8/15/47	5,664,158
605,000		Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/44	695,169

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Pennsylvania - (continued)
2,500,000		Pennsylvania Higher Educational Facilities Authority, 4.0%, 12/1/48	$2,862,875
4,750,000		Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,357,763
1,000,000		Pennsylvania Housing Finance Agency, 3.35%, 10/1/45	1,044,860
2,000,000		Pennsylvania Housing Finance Agency, 3.4%, 10/1/49	2,089,960
5,000,000		Pennsylvania Turnpike Commission, 3.0%, 12/1/51	5,273,300
5,000,000		Pennsylvania Turnpike Commission, 4.0%, 12/1/51	5,839,450
2,000,000		Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,423,360
5,000,000		Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	6,022,400
2,500,000		Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/35	2,890,375
3,750,000		Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/36	4,330,800
2,500,000		Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/37	2,882,900
2,500,000		Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 5.0%, 7/1/42	2,778,375
3,000,000		Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	3,286,710
4,955,000		Swarthmore Borough Authority, 4.0%, 9/15/42	5,918,648
3,680,000		Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,507,117
5,015,000		Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	6,180,787
1,195,000		Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,467,735
		Total Pennsylvania	$93,187,181
		Puerto Rico - 0.4%
7,000,000	(e)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$6,037,500
		Total Puerto Rico	$6,037,500
		Rhode Island - 1.0%
1,000,000		Rhode Island Health & Educational Building Corp., 5.0%, 5/15/26	$1,193,740
5,140,000		Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	5,929,915
3,750,000	(g)	Tender Option Bond Trust Receipts/Certificates, Series 2019-XM0721, 0.0%, 9/1/47 (144A)	5,798,850
20,000,000	(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,154,800
		Total Rhode Island	$16,077,305
		South Carolina - 0.8%
5,000,000		City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$5,885,000
1,000,000		SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	1,078,000
5,675,000		South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	5,978,783
		Total South Carolina	$12,941,783
		Tennessee - 0.2%
2,845,000		City of Knoxville TN Electric System Revenue, 4.0%, 7/1/41	$3,466,632
		Total Tennessee	$3,466,632
		Texas - 9.4%
3,550,000	(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$3,403,243
3,000,000	(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,819,430
7,100,000	(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	6,914,619
6,500,000		Central Texas Turnpike System, 3.0%, 8/15/40	6,830,850
5,000,000		City of Austin TX Airport System Revenue, 5.0%, 11/15/49	6,076,450
5,360,000		City of Austin TX Water & Wastewater System Revenue, 5.0%, 11/15/45	6,878,756
10,000,000		City of Houston TX Combined Utility System Revenue, 2.5%, 11/15/40	10,138,700
1,000,000		City of San Antonio TX Electric & Gas Systems Revenue, 5.0%, 2/1/32	1,317,910
1,000,000		City of San Antonio TX Electric & Gas Systems Revenue, 5.0%, 2/1/33	1,313,720
3,790,000	(e)	County of Williamson TX, 2.375%, 2/15/37	3,991,893
80,000	(e)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	83,725
1,000,000		Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	1,043,390
500,000		Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	516,390
5,000,000	(e)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,335,800
2,000,000		New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	1,561,140
5,000,000		North Texas Tollway Authority, 3.0%, 1/1/38	5,359,850
5,000,000		North Texas Tollway Authority, 4.0%, 1/2/38	5,780,350
2,000,000	(b)	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	2,023,420
4,000,000		North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,575,280
5,000,000		North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,665,450
5,000,000	(e)	Port Authority of Houston of Harris County Texas, 3.0%, 10/1/39	5,517,900
10,000,000	(e)	Tarrant County College District, 2.0%, 8/15/37	9,994,500
1,995,000		Texas Department of Housing & Community Affairs, 2.45%, 7/1/46 (GNMA Insured)	1,950,432
1,695,000		Texas Department of Housing & Community Affairs, Series A, 3.5%, 7/1/34 (GNMA/FNMA Insured)	1,910,400
2,120,000		Texas Department of Housing & Community Affairs, Series A, 3.8%, 7/1/39 (GNMA/FNMA Insured)	2,313,938
5,000,000		Texas Water Development Board, 4.0%, 10/15/44	5,917,450
5,000,000		Texas Water Development Board, St. Water Implementation Fund, Series A, 4.0%, 4/15/48	5,751,300
5,000,000		Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	6,167,300
25,000,000		University of Texas System, Financing System, Series A, 5.0%, 8/15/49	37,735,750
		Total Texas	$158,889,336
		Utah - 1.7%
1,000,000		Metropolitan Water District of Salt Lake & Sandy, 5.0%, 7/1/33	$1,404,610
1,000,000		Metropolitan Water District of Salt Lake & Sandy, 5.0%, 7/1/34	1,433,150
1,000,000		Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	1,214,540
6,000,000	(e)	State of Utah, 3.0%, 7/1/33	6,610,980
4,000,000	(e)	State of Utah, 3.0%, 7/1/34	4,401,560

Schedule of Investments | 9/30/21 (unaudited)(continued)

Principal Amount USD ($)			Value
		Utah - (continued)
13,110,000		Utah State University, 3.0%, 12/1/49	$13,672,026
		Total Utah	$28,736,866
		Virginia - 4.7%
3,000,000	(e)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,273,270
2,425,000	(e)	City of Lynchburg VA, 2.375%, 8/1/39	2,559,030
2,505,000	(e)	City of Lynchburg VA, 2.375%, 8/1/40	2,637,790
1,170,000	(e)	City of Manassas, 2.0%, 7/1/31 (ST AID WITHHLDG Insured)	1,180,308
5,000,000	(e)	City of Richmond VA, 3.0%, 7/15/35 (ST AID WITHHLDG Insured)	5,556,550
4,100,000		City of Virginia Beach VA Storm Water Utility Revenue, 3.0%, 11/15/42	4,505,244
1,500,000	(e)	County of Arlington, 4.0%, 8/15/35	1,729,755
5,725,000		Loudoun County Economic Development Authority, 2.125%, 12/1/39	5,930,814
5,000,000		Loudoun County Economic Development Authority, 3.0%, 12/1/37	5,546,000
18,490,000		Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,513,112
7,075,000		University of Virginia, Series A, 5.0%, 4/1/42	8,528,912
10,000,000		Virginia College Building Authority, 4.0%, 2/1/37	11,966,500
5,000,000		Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	5,484,800
650,000		Virginia Housing Development Authority, 2.1%, 7/1/35	642,168
1,000,000		Virginia Housing Development Authority, 2.3%, 7/1/40	978,210
		Total Virginia	$79,032,463
		Washington - 6.0%
26,025,000		Central Puget Sound Regional Transit Authority, Series S-1, 5.0%, 11/1/46	$39,024,487
4,715,000		City of Seattle WA Municipal Light & Power Revenue, 4.0%, 7/1/41	5,581,428
4,300,000		City of Seattle WA Municipal Light & Power Revenue, 4.0%, 7/1/44	5,052,027
10,250,000		City of Seattle, Municipal Light & Power Revenue Improvement, Series A, 4.0%, 1/1/48	11,588,343
10,000,000		King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD Insured)	10,040,900
3,000,000	(e)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH BD GTY Insured)	3,288,030
1,500,000	(b)	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,595,955
4,000,000		Snohomish County Public Utility District No 1, 5.0%, 12/1/51	5,140,800
5,870,000	(e)	State of Washington, 4.0%, 7/1/39	7,126,239
10,000,000	(e)	State of Washington, 5.0%, 8/1/40	13,087,800
		Total Washington	$101,526,009
		Wisconsin - 0.3%
5,000,000	(e)	State of Wisconsin, 4.0%, 5/1/40	$5,803,600
		Total Wisconsin	$5,803,600
		TOTAL MUNICIPAL BONDS
		(Cost $1,438,668,980)	$1,541,519,195
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8% of Net Assets
50,000,000	(c)	U.S. Treasury Bills, 10/14/21	$49,999,593
15,000,000	(c)	U.S. Treasury Bills, 11/23/21	14,999,282
15,000,000	(c)	U.S. Treasury Bills, 11/26/21	14,999,096
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $79,997,983)	$79,997,971
Shares			Value
		Liquidating Trust – Real Estate - 0.0%† of Net Assets#
200	(h)	CMS Liquidating Trust, 0.0% 12/30/99	$200,000
		TOTAL LIQUIDATING TRUST – REAL ESTATE
		(Cost $640,000)	$200,000
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.5% (i)
		(Cost $1,521,226,252)	$1,623,589,743
		OTHER ASSETS AND LIABILITIES - 3.5%	$58,267,671
		NET ASSETS - 100.0%	$1,681,857,414

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2021, the value of these securities amounted to $12,125,546, or 0.7% of net assets.
AGC	Assured Guaranty Corp.
AGM	Assured Guarantee Municipal.
AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Escrow to maturity.
(e)	Represents a General Obligation Bond.
(f)	Security is in default.

Schedule of Investments | 9/30/21 (unaudited)(continued)

(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2021.
(h) (i)	Non-income producing security. The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds
General Obligation	475,094,314	29.3%
Education Revenue	402,781,673	24.8%
Water Revenue	189,445,991	11.7%
Health Revenue	182,654,258	11.3%
Transportation Revenue	139,174,756	8.6%
Other Revenue	88,049,331	5.4%
Development Revenue	52,480,136	3.2%
Tobacco Revenue	52,182,131	3.2%
Utilities Revenue	39,354,448	2.4%
Power Revenue	1,595,955	0.1%
Facilities Revenue	776,750	0.0%†
		100.0%

Restricted Securities	Acquisition date	Cost	Value
CMS Liquidating Trust	11/20/2012	$ 640,000	$ 200,000
Total Restricted Securities			$200,000
% of Net assets			0.0%†

# Securities are restricted as to resale.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$ –	$ 1,872,577	$ –	$ 1,872,577
Municipal Bonds	–	1,541,519,195	–	1,541,519,195
U.S. Government and Agency Obligations	–	79,997,971	–	79,997,971
Liquidating Trust – Real Estate	–	200,000	–	200,000
Total Investments in Securities	$ –	$ 1,623,589,743	$ –	$ 1,623,589,743

During the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer AMT-Free Municipal Fund | 9/30/21